2. INVENTORIES	6 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
2. INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900